EQUITY (Details Narrative) - USD ($)						1 Months Ended															3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 24, 2020	May 17, 2017	May 27, 2016	May 09, 2016	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020	Jul. 30, 2020	Apr. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2021	Apr. 02, 2020	Feb. 20, 2019
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized						100,000,000									100,000,000							100,000,000			100,000,000	100,000,000
Number of shares issued for services, shares																										32,887
Number of shares issued for services, value																											$ 110,160
Equity Method Investment, Ownership Percentage						100.00%																			100.00%
Share based compensation																									$ 2,950,070	$ 298,091	494,316
Allocation share based compensation																									3,137,000	744,000	580,000
Unrecognized compensation expense related to non-vested share options						$ 200,000									$ 200,000							$ 200,000			$ 200,000	$ 200,000
Weighted average remaining vesting period																									0 years	3 months 18 days
Fair value of stock option vested																									$ 200,000	$ 100,000	600,000
General and Administrative Expense																									$ 12,882,936	$ 16,707,106	6,657,972
2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued as equity incentives					833,334
Stock option granted				452,000
Fair value of stock option grant date				$ 1,600,000
2016 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation																											$ 365,000
Financial Intermediary Service Organization [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares							45,000
Number of shares issued for services, value							$ 136,350
Taoping New Media Co Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share											$ 5.27												$ 5.27
Number of restricted shares issued											1,213,630
Business Combination, Consideration Transferred											$ 5,400,000
Equity Method Investment, Ownership Percentage											100.00%												100.00%
IASPEC Technology Co., Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share									$ 2.6
Number of restricted shares issued									612,245
Equity Method Investment, Ownership Percentage									100.00%
Direct Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued										1,200,000		500,000
Shares issued price per share										$ 4.15		$ 6.70
Number of shares issued, value										$ 4,700,000		$ 3,340,000
Individual Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued																				285,714
Shares issued price per share																				$ 2.1
Number of shares issued, value																				$ 576,000
Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued													1,900,000	740,740
Shares issued price per share													$ 4.08	$ 2.7
Number of shares issued, value													$ 7,740,000	$ 1,990,000
Number of shares issued for services, shares																								30,000
Number of shares issued for services, value																								$ 144,000
Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares														7,000			42,000
Number of shares issued for services, value														$ 21,840			$ 101,000
Number of restricted shares issued																16,220			16,667
Number of restricted shares issued, value																$ 41,000			$ 16,185
Employee [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares																					13,110
Number of shares issued for services, value																					$ 65,000
Stock option granted																									0	333,348	0
Intrinsic value of stock options exercised																									0		0
Intrinsic value of stock options exercised																										$ 637,000
Proceeds from stock option exercised																									$ 0	0	$ 0
Employee [Member] | 2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option granted																13,110		13,110
Promissory Note Holder [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued															299,318							1,066,845
Debt Conversion, Converted Instrument, Amount															$ 1,800,000							$ 2,600,000	$ 800,000
Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares												200,000
Number of shares issued for services, value												$ 2,792,000
Holder [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued											298,716
Debt Conversion, Converted Instrument, Rate											50.00%
Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services, shares						10,000
Number of shares issued for services, value																									29,200
Number of restricted shares issued																											40,000
Number of restricted shares issued, value						$ 29,200		$ 136,350						$ 21,840					$ 58,000							300,000	$ 110,000
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option granted																	57,366											33,333
Intrinsic value of stock options exercised	6,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																											12,500	20,833
Warrant, shares																													1,915,000	16,667	25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																														$ 2.52	$ 6.60
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																	$ 2.64
General and Administrative Expense																									$ 77,000,000,000	89,000	$ 67,000
Consultants [Member] | 2016 Equity Incentive Plan [Member] | February Two Thousand Twenty One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant, shares						1,000,000																			1,000,000
Consultants [Member] | 2016 Equity Incentive Plan [Member] | April Two Thousand Twenty One [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant, shares						900,000																			900,000
Consultants [Member] | 2016 Equity Incentive Plan [Member] | Warrants Two [Member]
Subsidiary, Sale of Stock [Line Items]
Intrinsic value of stock options exercised	11,894
Employees and Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued for options exercised	$ 72,414
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option granted		333,348	160,000														333,348
Fair value of stock option grant date		$ 300,000	$ 500,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member] | Selling, General and Administrative Expenses [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation																									$ 160,000	140,000
Allocation share based compensation																										$ 92,000	$ 129,000
Non-employees [Member]
Subsidiary, Sale of Stock [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																										$ 3.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																										1 year 3 months 3 days